UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 6490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	12/31/11

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR Form will be filed for this series, as appropriate.

                        DREYFUS PREMIER INVESTMENT FUNDS, INC.

-          Dreyfus Global Real Estate Securities Fund

-          Dreyfus Large Cap Equity Fund

-          Dreyfus Large Cap Growth Fund

FORM N-CSR

Item 1.                        Reports to Stockholders.

Dreyfus
Global Real Estate
Securities Fund

ANNUAL REPORT December 31, 2011

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
20	Notes to Financial Statements
33	Report of Independent Registered Public Accounting Firm
34	Important Tax Information
35	Proxy Results
36	Information About the Renewal of the Fund’s Management Agreement
41	Board Members Information
43	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Global Real Estate
Securities Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this annual report for Dreyfus Global Real Estate Securities Fund, covering the 12-month period from January 1, 2011, through December 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The generally mild returns produced by the U.S. stock market in 2011 belie the pronounced volatility affecting equities over much of the year. Day-to-day market movements were often tumultuous, driven by macroeconomic developments ranging from catastrophic natural disasters in Japan to an unprecedented downgrade of long-term U.S. debt securities and the resurgence of a sovereign debt crisis in Europe. Still, U.S. corporations achieved record-setting profits, on average, even as market valuations dropped below historical norms.A fundamentals-based investment approach proved relatively ineffective in a market fueled mainly by emotion, causing most active portfolio managers to lag market averages.

We are hopeful that equity investors will adopt a more rational perspective in 2012. Our economic forecast calls for a mild acceleration of the U.S. recovery as the domestic banking system regains strength, credit conditions loosen and housing markets begin a long-awaited convalescence. Of course, we encourage you to talk with your financial adviser to help ensure that your investment objectives are properly aligned with your risk tolerance in pursuing potential market opportunities in 2012.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
January 17, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2011, through December 31, 2011, as provided by Peter Zabierek and Dean Frankel, Portfolio Managers, Urdang Securities Management, Inc., Sub-Investment Adviser

Fund and Market Performance Overview

For the 12-month period ended December 31, 2011, Dreyfus Global Real Estate Securities Fund’s Class A shares produced a total return of –5.74%, Class C shares returned –6.36% and Class I shares returned –5.41%.1 In comparison, the FTSE EPRA/NAREIT Developed Index, the fund’s benchmark, achieved a total return of –5.82% for the same period.2

Macroeconomic disappointments throughout the world weighed on real estate stocks during much of 2011, resulting in a moderate loss for the benchmark.The fund produced returns that were roughly in line with the benchmark as successful security selections in the United States, United Kingdom and Hong Kong were balanced by shortfalls in Singapore, Japan and Europe.

The Fund’s Investment Approach

The fund seeks to maximize total return consisting of capital appreciation and current income by investing at least 95% of its assets in companies principally engaged in the real estate sector. The fund normally invests approximately 60% of its assets in companies located outside the United States, and invests in at least 10 different countries. The fund also may invest in companies located in emerging markets and in companies of any market capitalization. Our proprietary approach quantifies investment opportunity both from a real estate and stock perspective.

Global Economic Developments Roiled Real Estate Markets

Global real estate markets responded in diverse ways to the macroeconomic developments of 2011. Rising rents and lower borrowing costs supported many of the world’s commercial property markets early in the year, but a series of unexpected setbacks later derailed the rally, particularly in Europe and Asia.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Investors in Asian markets worried about inflation-fighting measures in China, Hong Kong and Singapore, including higher interest rates, tighter loan restrictions and new regulations intended to promote affordable residential prices. In addition, global investors engaged in a “flight to quality” toward traditional safe havens as recession fears intensified in the global economy. As a result, commercial rents and occupancy rates in Hong Kong peaked over the summer, the supply of commercial space exceeded demand in Singapore, and rents in Japan failed to rise as many expected as the nation recovered from natural disasters.

Real estate stocks in Europe were hurt by a sovereign debt crisis, which restricted lending by financially stressed banks. The negative economic effects of austerity measures adopted by many European governments also undermined commercial property values.

On the other hand, real estate stocks fared better in the United States and Canada as these markets continued to recover from the financial crisis of 2008. Despite headwinds including a credit-rating downgrade of long-term U.S. government debt, U.S. and Canadian markets benefited from the global flight to quality and economic growth rates that ranked among the most robust in the developed world. Strength in these markets was especially pronounced among well-established office, retail and residential properties, but student housing projects and other less familiar property types lagged market averages.

Winners and Losers Produced Benchmark-Like Returns

In this environment, we intensified our focus on the United States and Canada, which together comprised approximately half of the fund’s assets as of year-end. The fund’s security selection strategy proved particularly effective in Canada, where eldercare properties specialist Chartwell Seniors Housing Real Estate Investment Trust benefited from renewed interest from investors fleeing other markets. The fund also avoided the brunt of weakness in China through underweighted exposure to the market.

Laggards during 2011 included Norwegian Property ASA, which lost value amid Europe’s sovereign debt crisis despite sound business fundamentals, strong management and Norway’s lack of membership in the European Union. Real estate stocks in Japan fell sharply in the

4

wake of the earthquake and tsunami, causing Kenedix Realty Investment to lose value in spite of its focus on the Tokyo market and a secure dividend yield.

Finding Attractive Values in Certain Markets

Although we expect the global economic rebound to remain intact, market volatility may remain elevated as the European debt crisis takes its toll on the region. Europe’s troubles also could undermine Asian markets whose economies rely on exports to the developed world.We expect better conditions in the United States, where risks and potential rewards appear evenly balanced.

We believe the fund is well positioned for this scenario. We have identified a number of opportunities in Hong Kong, where we believe many stocks were punished more severely than warranted, and in Singapore, where real estate investment trusts provide generous dividend yields supported by high rents and a growing local economy. A benchmark-neutral position in the United States reflects our balanced view of the domestic commercial real estate market, but Canadian real estate stocks have become more richly valued and we intend to reduce the fund’s exposure there.

January 17, 2012

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.These risks are enhanced in emerging market countries.
1	Total returns include reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through May 1,
2012, at which time it may be extended, terminated or modified.
2	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The FTSE European Public Real Estate Association (EPRA) National
Association of Real Estate Investment Trusts (NAREIT) Developed Global Real Estate
Securities Index is an unmanaged index designed to track the performance of listed real estate companies and REITs worldwide. Investors cannot invest directly in any index.

The Fund	5

FUND PERFORMANCE

† Source: Lipper Inc.
†† The total return figures presented for Class C shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 9/13/08 (the inception date for Class C shares), adjusted to reflect the applicable sales load for each share class.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in each of the Class A, Class C and Class I shares of Dreyfus
Global Real Estate Securities Fund on 12/29/06 (inception date) to a $10,000 investment made in the FTSE
EPRA/NAREIT Developed Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The Index is an unmanaged market-capitalization weighted index designed to measure the performance of exchange-listed real estate companies and REITs worldwide.
Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 12/31/11

	Inception			From
	Date	1Year	5 Years	Inception
Class A shares
with maximum sales charge (5.75%)	12/29/06	–11.14%	–5.93%	–5.92%
without sales charge	12/29/06	–5.74%	–4.81%	–4.80%
Class C shares
with applicable redemption charge †	9/13/08	–7.28%	–5.19%††	–5.18%††
without redemption	9/13/08	–6.36%	–5.19%††	–5.18%††
Class I shares	12/29/06	–5.41%	–4.44%	–4.43%
FTSE EPRA/NAREIT
Developed Index	12/31/06	–5.82%	–5.28%	–5.28%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	The total return performance figures presented for Class C shares of the fund reflect the performance of the fund’s
Class A shares for the period prior to 9/13/08 (the inception date for Class C shares), adjusted to reflect the applicable sales load for each share class.

The Fund	7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Real Estate Securities Fund from July 1, 2011 to December 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†	$7.58	$10.86	$5.34
Ending value (after expenses)	$890.70	$889.30	$892.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†	$8.08	$11.57	$5.70
Ending value (after expenses)	$1,017.19	$1,013.71	$1,019.56

Expenses are equal to the fund’s annualized expense ratio of 1.59% for Class A, 2.28% for Class C and 1.12%
for Class I, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS
December 31, 2011

Common Stocks—98.1%	Shares	Value ($)
Australia—8.6%
Commonwealth Property Office Fund	2,490,850	2,432,993
Goodman Group	2,644,290	1,541,608
Mirvac Group	3,494,470	4,217,482
Westfield Group	868,310	6,936,107
Westfield Retail Trust	2,088,370	5,318,593
		20,446,783
Bermuda—.2%
Orient-Express Hotels, Cl. A	59,890 [a]	447,378
Brazil—.4%
Iguatemi Empresa de Shopping Centers	57,800	1,074,037
Canada—4.4%
Allied Properties Real Estate Investment Trust	42,350	1,050,904
Boardwalk Real Estate Investment Trust	35,740	1,769,547
Chartwell Seniors Housing
Real Estate Investment Trust	649,990	5,423,229
First Capital Realty	94,630	1,606,968
RioCan Real Estate Investment Trust	18,700	485,145
		10,335,793
Finland—.4%
Sponda	243,790	984,436
France—3.0%
Unibail-Rodamco	40,090	7,207,016
Germany—1.0%
Alstria Office REIT	190,040	2,261,836
Hong Kong—10.7%
China Overseas Land & Investment	2,496,600	4,172,465
Hang Lung Properties	666,000	1,895,115
Hongkong Land Holdings	439,000	1,993,060
Hysan Development	423,000	1,388,832
Link REIT	750,000	2,761,826
Sun Hung Kai Properties	939,000	11,769,841
Wharf Holdings	310,900	1,405,067
		25,386,206

The Fund	9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Japan—8.2%
Aeon Mall	73,600	1,562,458
Kenedix Realty Investment	305	887,619
Mitsubishi Estate	320,000	4,781,084
Mitsui Fudosan	337,000	4,912,485
Mori Trust Sogo REIT	341	2,782,227
Nippon Building Fund	258	2,111,732
Sumitomo Realty & Development	94,000	1,646,252
United Urban Investment	646	732,698
		19,416,555
Netherlands—.7%
Corio	26,020	1,131,692
Vastned Retail	12,520	560,657
		1,692,349
Norway—.8%
Norwegian Property	1,512,990	1,861,877
Singapore—4.3%
CapitaCommercial Trust	679,000	552,288
CapitaLand	1,114,000	1,898,107
CapitaMall Trust	1,293,000	1,694,692
CDL Hospitality Trusts	562,000	669,434
Fortune Real Estate Investment Trust	3,375,000	1,646,956
Global Logistic Properties	1,259,000 [a]	1,703,516
Keppel Land	436,000	746,247
Mapletree Industrial Trust	1,632,000	1,352,608
		10,263,848
Sweden—1.2%
Wihlborgs Fastigheter	207,220	2,740,030
Switzerland—1.3%
PSP Swiss Property	35,720[a]	2,989,026
United Kingdom—5.6%
British Land	268,860	1,931,106
Capital & Counties Properties	1,085,890	3,113,047
Land Securities Group	444,360	4,385,495

10

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
London & Stamford Property	956,990	1,605,089
Unite Group	870,120	2,270,160
		13,304,897
United States—47.3%
Alexandria Real Estate Equities	38,760	2,673,277
Boston Properties	40,700	4,053,720
Brandywine Realty Trust	212,190	2,015,805
Brookfield Office Properties	135,130	2,118,308
Camden Property Trust	39,780	2,475,907
Colonial Properties Trust	96,060	2,003,812
CommonWealth REIT	135,680	2,257,715
CubeSmart	86,290	918,126
DDR	96,880	1,179,030
Digital Realty Trust	40,920	2,728,136
Duke Realty	163,910	1,975,115
Equity Residential	112,990	6,443,820
Essex Property Trust	17,450	2,451,900
HCP	92,670	3,839,318
Health Care REIT	95,200	5,191,256
Home Properties	38,060	2,191,114
Host Hotels & Resorts	189,690	2,801,721
Hudson Pacific Properties	62,250	881,460
Hyatt Hotels, Cl. A	27,070 [a]	1,018,915
Kimco Realty	222,610	3,615,186
LaSalle Hotel Properties	65,580	1,587,692
Liberty Property Trust	74,710	2,307,045
Macerich	98,250	4,971,450
Mack-Cali Realty	69,440	1,853,354
National Retail Properties	171,490	4,523,906
ProLogis	183,230	5,238,546
Public Storage	35,240	4,738,370
Regency Centers	49,780	1,872,724
RLJ Lodging Trust	46,390	780,744

The Fund	11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)			Shares	Value ($)
United States (continued)
Simon Property Group			97,260	12,540,704
SL Green Realty			47,940	3,194,722
Sunstone Hotel Investors			144,180 [a]	1,175,067
UDR			92,180	2,313,718
Ventas			128,910	7,106,808
Vornado Realty Trust			65,590	5,041,247
				112,079,738

Total Investments (cost $242,333,307)			98.1%	232,491,805
Cash and Receivables (Net)			1.9%	4,393,683
Net Assets			100.0%	236,885,488

REIT—Real Estate Investment Trust
a Non-income producing security.

Portfolio Summary (Unaudited)†
	Value (%)			Value (%)
Diversified REITs	18.4	Industrial		4.2
Office	18.2	Hotels		3.6
Retail	10.3	Self Storage		2.4
Health Care	9.1	Freestanding		1.9
Real Estate Services	8.4	Specialty		1.1
Regional Malls	8.1	Residential		.7
Multifamily	7.5
Shopping Centers	4.2			98.1

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2011

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		242,333,307	232,491,805
Cash			1,160,092
Cash denominated in foreign currencies		1,186,381	1,167,242
Receivable for investment securities sold			6,828,721
Dividends receivable			1,103,139
Receivable for shares of Common Stock subscribed			836,315
Prepaid expenses			30,446
			243,617,760
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			242,708
Bank loan payable—Note 2			5,000,000
Payable for shares of Common Stock redeemed			1,016,647
Payable for investment securities purchased			446,613
Interest payable—Note 2			983
Accrued expenses			25,321
			6,732,272
Net Assets ($)			236,885,488
Composition of Net Assets ($):
Paid-in capital			274,051,736
Accumulated distributions in excess of investment income—net			(2,633,434)
Accumulated net realized gain (loss) on investments			(24,693,808)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions			(9,839,006)
Net Assets ($)			236,885,488

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	2,066,242	394,780	234,424,466
Shares Outstanding	302,047	58,406	34,716,374
Net Asset Value Per Share ($)	6.84	6.76	6.75

See notes to financial statements.

The Fund	13

STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Income ($):
Income:
Cash dividends (net of $278,013 foreign taxes withheld at source):
Unaffiliated issuers	5,973,845
Affiliated issuers	5,271
Interest	478
Total Income	5,979,594
Expenses:
Management fee—Note 3(a)	1,945,229
Custodian fees—Note 3(c)	113,254
Professional fees	72,080
Registration fees	54,034
Directors’ fees and expenses—Note 3(d)	30,976
Shareholder servicing costs—Note 3(c)	20,655
Prospectus and shareholders’ reports	16,977
Loan commitment fees—Note 2	2,866
Distribution fees—Note 3(b)	2,444
Interest expense—Note 2	983
Miscellaneous	20,628
Total Expenses	2,280,126
Less—reduction in expenses due to undertaking—Note 3(a)	(1,200)
Less—reduction in fees due to earnings credits—Note 3(c)	(24)
Net Expenses	2,278,902
Investment Income—Net	3,700,692
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	9,149,411
Net realized gain (loss) on forward foreign currency exchange contracts	(40,201)
Net Realized Gain (Loss)	9,109,210
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(26,677,193)
Net Realized and Unrealized Gain (Loss) on Investments	(17,567,983)
Net (Decrease) in Net Assets Resulting from Operations	(13,867,291)

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2011	2010
Operations ($):
Investment income—net	3,700,692	1,568,758
Net realized gain (loss) on investments	9,109,210	5,141,911
Net unrealized appreciation
(depreciation) on investments	(26,677,193)	11,734,559
Net Increase (Decrease) in Net Assets
Resulting from Operations	(13,867,291)	18,445,228
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(41,829)	(62,237)
Class C Shares	(5,238)	(6,541)
Class I Shares	(6,128,543)	(5,615,484)
Total Dividends	(6,175,610)	(5,684,262)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	1,038,288	1,507,247
Class C Shares	370,801	162,622
Class I Shares	157,797,881	58,618,368
Dividends reinvested:
Class A Shares	38,234	55,319
Class C Shares	5,084	5,499
Class I Shares	1,720,687	1,798,041
Cost of shares redeemed:
Class A Shares	(580,624)	(60,318)
Class C Shares	(140,411)	(16,590)
Class I Shares	(43,892,760)	(19,313,174)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	116,357,180	42,757,014
Total Increase (Decrease) in Net Assets	96,314,279	55,517,980
Net Assets ($):
Beginning of Period	140,571,209	85,053,229
End of Period	236,885,488	140,571,209
Distributions in excess of
investment income—net	(2,633,434)	(3,547,886)

The Fund	15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended December 31,
	2011	2010
Capital Share Transactions:
Class A
Shares sold	140,304	213,190
Shares issued for dividends reinvested	5,466	7,537
Shares redeemed	(80,702)	(8,403)
Net Increase (Decrease) in Shares Outstanding	65,068	212,324
Class C
Shares sold	49,908	22,942
Shares issued for dividends reinvested	738	760
Shares redeemed	(19,215)	(2,575)
Net Increase (Decrease) in Shares Outstanding	31,431	21,127
Class I
Shares sold	21,673,063	8,425,440
Shares issued for dividends reinvested	248,289	250,142
Shares redeemed	(6,128,211)	(2,831,447)
Net Increase (Decrease) in Shares Outstanding	15,793,141	5,844,135

See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund’s Class A and Class I shares represents the financial highlights of the Class A and Institutional shares, respectively, of the fund’s predecessor, BNY Hamilton Global Real Estate Securities Fund (“Hamilton Global Real Estate Securities Fund”), before the fund commenced operations as of the close of business on September 12, 2008, and represents the performance of the fund’s Class A and Class I shares thereafter. Before the fund commenced operations, all of the net assets of the Hamilton Global Real Estate Securities Fund were transferred to the fund in exchange for Class A and Class I shares of the fund in a tax-free reorganization.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s and the fund’s predecessor’s financial statements.

		Year Ended December 31,
Class A Shares†	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	7.41	6.56	5.02	9.04	10.00
Investment Operations:
Investment income—net[a]	.10	.05	.08	.16	.18
Net realized and unrealized
gain (loss) on investments	(.52)	1.07	1.74	(4.08)	(.97)
Total from Investment Operations	(.42)	1.12	1.82	(3.92)	(.79)
Distributions:
Dividends from investment income—net	(.15)	(.27)	(.28)	(.10)	(.17)
Net asset value, end of period	6.84	7.41	6.56	5.02	9.04
Total Return (%)[b]	(5.74)	17.15	36.38	(43.60)	(8.00)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.57	1.67	4.36	1.62	1.58
Ratio of net expenses
to average net assets	1.55	1.60	1.60	1.41	1.50
Ratio of net investment income
to average net assets	1.36	.74	1.44	1.83	1.87
Portfolio Turnover Rate	80.41	86.02	97.43	79	73
Net Assets, end of period ($ x 1,000)	2,066	1,756	162	12	52

† Represents information for Class A shares of the fund’s predecessor, Hamilton Global Real Estate Securities Fund, through September 12, 2008.
a Based on average shares outstanding at each month end.
b Exclusive of sales charge.

See notes to financial statements.

The Fund	17

FINANCIAL HIGHLIGHTS (continued)

		Year Ended December 31,
Class C Shares	2011	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	7.32	6.50	5.02	7.78
Investment Operations:
Investment income—net[b]	.05	.00[c]	.04	.01
Net realized and unrealized
gain (loss) on investments	(.51)	1.07	1.75	(2.74)
Total from Investment Operations	(.46)	1.07	1.79	(2.73)
Distributions:
Dividends from investment income—net	(.10)	(.25)	(.31)	(.03)
Net asset value, end of period	6.76	7.32	6.50	5.02
Total Return (%)[d]	(6.36)	16.48	35.35	(34.92)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.50	2.45	2.91	2.46[f]
Ratio of net expenses to average net assets	2.29	2.35	2.35	2.35[f]
Ratio of net investment income
to average net assets	.63	.02	.71	.67[f]
Portfolio Turnover Rate	80.41	86.02	97.43	79
Net Assets, end of period ($ x 1,000)	395	198	38	6

a	From September 13, 2008 (commencement of initial offering) to December 31, 2008.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.

See notes to financial statements.

18

		Year Ended December 31,
Class I Shares†	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	7.33	6.49	5.02	9.04	10.00
Investment Operations:
Investment income—net[a]	.13	.10	.14	.16	.20
Net realized and unrealized
gain (loss) on investments	(.52)	1.05	1.70	(4.06)	(.98)
Total from Investment Operations	(.39)	1.15	1.84	(3.90)	(.78)
Distributions:
Dividends from investment income—net	(.19)	(.31)	(.37)	(.12)	(.18)
Net asset value, end of period	6.75	7.33	6.49	5.02	9.04
Total Return (%)	(5.41)	17.91	36.94	(43.38)	(7.83)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.11	1.17	1.33	1.24	1.34
Ratio of net expenses
to average net assets	1.11	1.17	1.18	1.19	1.25
Ratio of net investment income
to average net assets	1.81	1.51	2.55	2.24	1.97
Portfolio Turnover Rate	80.41	86.02	97.43	79	73
Net Assets, end of period ($ x 1,000)	234,424	138,618	84,854	48,255	51,140

† Represents information for Institutional shares of the fund’s predecessor, Hamilton Global Real Estate Securities
Fund, through September 12, 2008.
a Based on average shares outstanding at each month end.

See notes to financial statements.

The Fund	19

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Global Real Estate Securities Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund.The fund’s investment objective is to maximize total return consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Urdang Securities Management, Inc. (“Urdang”) serves as the fund’s sub-investment advisor. Urdang is a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 250 million shares of $.001 par value Common Stock.The fund currently offers three classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized) and Class I (100 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

20

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All preceding securities are categorized within Level 1 of the fair value hierarchy.

22

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (continued)

The following is a summary of the inputs used as of December 31, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	112,079,738	—	—	112,079,738
Equity Securities—
Foreign†	120,412,067	—	—	120,412,067

† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign

24

exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (continued)

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended December 31, 2011 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2010 ($)	Purchases ($)	Sales ($)	12/31/2011 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	4,159,000	112,677,000	116,836,000	—	—

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

26

Each of the tax years in the four-year period ended December 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2011, the components of accumulated earnings on a tax basis were as follows: accumulated capital losses $18,733,400 and unrealized depreciation $16,236,750. In addition, the fund had $1,201,129 of capital losses realized after October 31, 2011, which were deferred for tax purposes to the first day of the following fiscal year. Also, the fund deferred for tax purposes late year ordinary losses of $1,067,314 to the first day of the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2011. If not applied, $1,249,319 of the carryover expires in fiscal 2016 and $17,484,081 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2011 and December 31, 2010 were as follows: ordinary income $6,175,610 and $5,684,262, respectively.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended December 31, 2011, as a result of permanent book to tax differences, primarily due to the tax treatment for foreign currency gains and losses, excess distribution and passive foreign investment companies, the fund increased accumulated undistributed investment income-net by $3,389,370, decreased accumulated net realized gain (loss) on investments by $3,077,323 and decreased paid-in capital by $312,047. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended December 31, 2011, was approximately $52,300 with a related weighted average annualized interest rate of 1.88%.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at an annual rate of .95% of the value of the fund’s average daily net assets and is payable monthly.

Dreyfus has agreed, from May 1, 2011 until May 1, 2012, to waive receipt of its fee and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding taxes, interest expense,

28

brokerage commissions, commitment fees on borrowings, shareholder services fees, Rule 12b-1 fees and extraordinary expenses) exceed 1.25% of the value of the fund’s average daily net assets.

Dreyfus had contractually agreed, from January 1, 2011, through April 30, 2011, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of Class I shares (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) did not exceed 1.20% of the value of Class I shares’ average daily net assets.

Dreyfus had also agreed, from January 1, 2011, through April 30, 2011, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of Class A and Class C shares (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings, shareholder services fees, Rule 12b-1 fees and extraordinary expenses) did not exceed 1.35% of the value of Class A and Class C shares’ average daily net assets.

The reduction in expenses, pursuant to the undertakings, amounted to $1,200 during the period ended December 31, 2011.

Pursuant to a sub-investment advisory agreement between Dreyfus and Urdang, Dreyfus pays Urdang a monthly fee at an annual rate of .46% of the value of the fund’s average daily net assets.

During the period ended December 31, 2011, the Distributor retained $1,632 from commissions earned on sales of the fund’s Class A shares and $23 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended December 31, 2011, Class C shares were charged $2,444 pursuant to the Plan.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (continued)

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended December 31, 2011, Class A and Class C shares were charged $4,777 and $815, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended December 31, 2011, the fund was charged $7,223 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended December 31, 2011, the fund was charged $844 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $24.

30

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended December 31, 2011, the fund was charged $113,254 pursuant to the custody agreement.

During the period ended December 31, 2011, the fund was charged $6,402 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $195,259, Rule 12b-1 distribution plan fees $251, shareholder services plan fees $511, custodian fees $40,329, chief compliance officer fees $5,295 and transfer agency per account fees $1,412, which are offset against an expense reimbursement currently in effect in the amount of $349.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended December 31, 2011, amounted to $276,857,900 and $159,593,535, respectively.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (continued)

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract. At December 31, 2011, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended December 31, 2011:

Average Market Value ($)
Forward contracts	296,587

At December 31, 2011, the cost of investments for federal income tax purposes was $248,731,051; accordingly, accumulated net unrealized depreciation on investments was $16,239,246, consisting of $10,377,118 gross unrealized appreciation and $26,616,364 gross unrealized depreciation.

32

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors Dreyfus Global Real Estate Securities Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Global Real Estate Securities Fund (one of the series comprising Dreyfus Premier Investment Funds, Inc.) as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended December 31, 2007 were audited by other auditors whose report dated February 28, 2008, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Global Real Estate Securities Fund at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 28, 2012

The Fund	33

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates 11.70% of the ordinary dividends paid during the fiscal year ended December 31, 2011 as qualifying for the corporate dividends received deduction. For the fiscal year ended December 31, 2011, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $1,878,501 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2012 of the percentage applicable to the preparation of their 2011 income tax returns.

34

PROXY RESULTS (Unaudited)

The Company held a special meeting of shareholders on May 31, 2011.The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For		Authority Withheld
To elect additional Board Members:
Joseph S. DiMartino†	119,515,411		644,860
Philip L. Toia†	119,502,800		657,471
Robin A. Melvin†	119,566,042		594,229

† Each new Board member’s term commenced on May 31, 2011.
In addition Gordon J. Davis, Esq., David P. Feldman and Lynn Martin continue as Board members of the Company.

The Fund	35

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on July 12, 2011, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Urdang Securities Management, Inc. (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’

36

extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-Adviser.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of May 31, 2011. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was variously above and below the Performance Group and Performance Universe medians for the periods shown. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that

The Fund	37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until May 1, 2012, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.25% of the value of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Sub-Adviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Sub-Adviser and Dreyfus.The Board also noted the Sub-Adviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board

38

concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

The Fund	39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Sub-Adviser are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance.

  The Board concluded that the fees paid to Dreyfus and the Sub- Adviser were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreements was in the best interests of the fund and its shareholders.

40

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (68)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 164
———————
Gordon J. Davis (70)
Board Member (1993)
Principal Occupation During Past 5Years:
• Partner in the law firm of Dewey & LeBoeuf LLP
Other Public Company Board Memberships During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-present)
• The Phoenix Companies Inc., a life insurance company, Director (2000-present)
No. of Portfolios for which Board Member Serves: 42
———————
David P. Feldman (72)
Board Member (1991)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• BBH Mutual Funds Group (4 registered mutual funds), Director (1992-present)
• QMed Inc., a healthcare company, Director (1999-2007)
No. of Portfolios for which Board Member Serves: 49

The Fund	41

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Lynn Martin (72)
Board Member (1994)
Principal Occupation During Past 5Years:
• President of The Martin Hall Group LLC, a human resources consulting firm, from January
2005-present
• Advisor to the international accounting firm of Deloitte & Touche, LLP and Chair to its
Council for the Advancement of Women from March 1993-September 2005
Other Public Company Board Memberships During Past 5Years:
• AT&T Inc., a telecommunications company, Director (1999-present)
• Ryder System, Inc., a supply chain and transportation management company, Director (1993-present)
• The Proctor & Gamble Co., a consumer products company, Director (1994-present)
• Constellation Energy Group Inc., Director (2003-present)
No. of Portfolios for which Board Member Serves: 14
———————
Robin A. Melvin (48)
Board Member (2011)
Principal Occupation During Past 5Years:
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances
(1995-present)
No. of Portfolios for which Board Member Serves: 52
———————
Philip L. Toia (78)
Board Member (1997)
Principal Occupation During Past 5Years:
• Private Investor
No. of Portfolios for which Board Member Serves: 24
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Daniel Rose, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

42

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 75 investment companies (comprised of 163 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since February 1988.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 38 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since February 2001.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since May 1986.

The Fund	43

OFFICERS OF THE FUND (Unaudited) (continued)

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since May 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (76 investment companies, comprised of 189 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 54 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

STEPHEN J. STOREN, Anti-Money Laundering Compliance Officer since May 2011.

Chief Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 72 investment companies (comprised of 185 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Distributor since October 1999.

44

For More Information

Telephone Call your financial representative or 1-800-DREYFUS
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Large Cap Equity Fund

ANNUAL REPORT December 31, 2011

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
20	Notes to Financial Statements
33	Report of Independent Registered Public Accounting Firm
34	Important Tax Information
35	Proxy Results
36	Information About the Renewal of the Fund’s Management Agreement
41	Board Members Information
43	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Large Cap Equity Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this annual report for Dreyfus Large Cap Equity Fund, covering the 12-month period from January 1, 2011, through December 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The generally mild returns produced by the U.S. stock market in 2011 belie the pronounced volatility affecting equities over much of the year. Day-to-day market movements were often tumultuous, driven by macroeconomic developments ranging from catastrophic natural disasters in Japan to an unprecedented downgrade of long-term U.S. debt securities and the resurgence of a sovereign debt crisis in Europe. Still, U.S. corporations achieved record-setting profits, on average, even as market valuations dropped below historical norms.A fundamentals-based investment approach proved relatively ineffective in a market fueled mainly by emotion, causing most active portfolio managers to lag market averages.

We are hopeful that equity investors will adopt a more rational perspective in 2012. Our economic forecast calls for a mild acceleration of the U.S. recovery as the domestic banking system regains strength, credit conditions loosen and housing markets begin a long-awaited convalescence. Of course, we encourage you to talk with your financial adviser to help ensure that your investment objectives are properly aligned with your risk tolerance in pursuing potential market opportunities in 2012.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
January 17, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2011, through December 31, 2011, as provided by Irene D. O’Neill, Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended December 31, 2011, Dreyfus Large Cap Equity Fund’s Class A shares produced a total return of –5.78%, Class C shares returned –6.47% and Class I shares returned –5.46%.1 In comparison, the Standard and Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), the fund’s benchmark, achieved a total return of 2.09%.2 Macroeconomic disappointments weighed on equity markets during much of 2011, but rallies in the first and fourth quarters helped the S&P 500 Index end the year in positive territory.The fund produced lower returns than its benchmark, mainly due to its emphasis on growth stocks that had fallen out of favor with investors.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation.To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies with market capitalizations of $5 billion or more at the time of purchase.

The fund invests primarily in large, established companies that we believe have proven track records and the potential for superior relative earnings growth.The investment process begins with a “top-down” assessment of broad economic, political and social trends and their implications for different market and industry sectors. Fundamental research is used to identify companies with the potential for above-average earnings and revenue growth; sustainable competitive advantage; strong or improving financial condition; and/or earnings power that is either unrecognized or underestimated by the market.

Global Developments Roiled Equity Markets

Improved U.S. economic data supported stock prices at the start of 2011, but political unrest in North Africa/Middle East and natural and nuclear disasters in Japan soon interrupted the rally. Nonetheless, investors continued to look forward to better business conditions, and stocks rebounded by the end of the first quarter.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Investors’ hopes for a more robust recovery were dashed in late April, when Greece appeared headed for default on its sovereign debt and the crisis spread to other European nations. In addition, U.S. economic data proved disappointing, and investors reacted cautiously to a contentious political debate regarding U.S. government spending and borrowing. Consequently, newly risk-averse investors shifted their focus to traditionally defensive industries and companies. Market volatility was particularly severe in August and September, after a major credit-rating agency downgraded its assessment of long-term U.S. government debt. The market rebounded from October through December when U.S. economic data improved and European policy-makers made some progress in addressing the region’s problems.

Focus on Out-of-Favor Stocks Dampened Performance

Our investment process seeks to identify fast-growing companies that are underappreciated by investors.While we found a number of stocks meeting our investment criteria, investors remained focused on slower-growing, higher-yielding companies in the uncertain market environment. Consequently, our investment approach proved relatively ineffective in 2011.

Shortfalls were particularly severe in the information technology sector, where we focused on companies in the vanguard of new technological trends, such as “cloud computing” and mobile devices. Holdings such as Salesforce.com, Acme Packet, Riverbed Technology, EMC and NXP Semiconductors mostly met earnings expectations, but their valuations fell when investors feared earnings would not hold up. In addition, revenue guidance for television programming guides provider Rovi fell short of forecasts, and the stock slid despite the company’s favorable long-term prospects. In the health care sector, underweighted exposure to large pharmaceutical companies prevented the fund from participating more fully in their gains. In addition, drug developer Hospira was hurt by regulatory issues surrounding a manufacturing facility, which is expected to raise costs and reduce profits.

Among consumer discretionary companies, Johnson Controls and Carnival were punished for their exposure to struggling European markets, and retailer Target reported disappointing earnings. Underweighted exposure to the media industry also undermined relative results, and entertainment giant The Walt Disney Company fell out of favor when

4

investors turned to competitors more likely to benefit from increased advertising spending in an election year. In the energy sector, higher costs related to a shift from natural gas to oil production weighed on earnings of Newfield Exploration and QEP Resources was hurt by a decline in the price of natural gas due to unseasonably warm winter weather.

The fund achieved better results in the financials sector, where we avoided weakness in major U.S. banks. Instead, we emphasized regional banks such as BB&T and PNC Financial Services Group, where loan volumes grew. The fund also scored successes in the telecommunications services sector, where the high dividend yields of Verizon Communications and AT&T attracted investor interest.

Finding Opportunities in a Sluggish Economy

We believe that our investment process will return to effectiveness as investors shift attention back to business fundamentals. We have remained focused on companies that we believe can grow organically through new products and markets in a slow-growth economy. Should the U.S. and global economies gain momentum, we may increase the fund’s exposure to more economically sensitive businesses and those with a presence in the emerging markets.

January 17, 2012

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on the redemption of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results.
Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement through May 1, 2012, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

The Fund	5

FUND PERFORMANCE

† Source: Lipper Inc.
†† The total return figures presented for Class C shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 9/13/08 (the inception date for Class C shares), adjusted to reflect the applicable sales load for each share class.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in each of the Class A, Class C and Class I shares of Dreyfus
Large Cap Equity Fund on 12/31/01 to a $10,000 investment made in the Standard & Poor’s 500 Composite
Stock Price Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The Index is a widely accepted, unmanaged index of U.S.
stock market performance. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 12/31/11

Inception
	Date	1Year	5 Years	10 Years
Class A shares
with maximum sales charge (5.75%)	8/10/92	–11.22%	–5.33%	0.19%
without sales charge	8/10/92	–5.78%	–4.20%	0.79%
Class C shares
with applicable redemption charge †	9/13/08	–7.41%	–3.91%††	0.94%††
without redemption	9/13/08	–6.47%	–3.91%††	0.94%††
Class I shares	8/10/92	–5.46%	–3.14%	1.46%
Standard & Poor’s 500
Composite Stock Price Index		2.09%	–0.25%	2.92%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	The total return performance figures presented for Class C shares of the fund reflect the performance of the fund’s
Class A shares for the period prior to 9/13/08 (the inception date for Class C shares), adjusted to reflect the applicable sales load for each share class.

The Fund	7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Large Cap Equity Fund from July 1, 2011 to December 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†	$5.20	$9.38	$4.01
Ending value (after expenses)	$892.40	$888.60	$892.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†	$5.55	$10.01	$4.28
Ending value (after expenses)	$1,019.71	$1,015.27	$1,020.97

† Expenses are equal to the fund’s annualized expense ratio of 1.09% for Class A, 1.97% for Class C and .84%
for Class I, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS
December 31, 2011

Common Stocks—99.4%	Shares		Value ($)
Consumer Discretionary—10.1%
Amazon.com	12,400	[a]	2,146,440
Carnival	62,700		2,046,528
Johnson Controls	81,850		2,558,631
Las Vegas Sands	49,760[a]		2,126,245
Lowe’s	86,500		2,195,370
Walt Disney	84,450		3,166,875
Yum! Brands	47,570		2,807,106
			17,047,195
Consumer Staples—11.3%
Coca-Cola	52,800		3,694,416
Costco Wholesale	25,280		2,106,330
Kraft Foods, Cl. A	85,540		3,195,774
Mead Johnson Nutrition	24,260		1,667,390
PepsiCo	29,650		1,967,278
Philip Morris International	30,760		2,414,045
Procter & Gamble	60,765		4,053,633
			19,098,866
Energy—12.4%
Cameron International	34,400 [a]		1,692,136
Chevron	25,000		2,660,000
Exxon Mobil	60,590		5,135,608
Halliburton	63,600		2,194,836
Marathon Oil	51,900		1,519,113
Plains Exploration & Production	47,390 [a]		1,740,161
QEP Resources	52,810		1,547,333
Schlumberger	32,930		2,249,448
Valero Energy	107,400		2,260,770
			20,999,405
Financial—15.0%
Aon	44,150		2,066,220
BB&T	127,470		3,208,420

The Fund	9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Citigroup	97,740	2,571,539
Invesco	110,146	2,212,833
JPMorgan Chase & Co.	74,520	2,477,790
MetLife	59,500	1,855,210
PNC Financial Services Group	56,370	3,250,858
State Street	68,070	2,743,902
U.S. Bancorp	88,150	2,384,458
Wells Fargo & Co.	93,500	2,576,860
		25,348,090
Health Care—12.1%
Agilent Technologies	42,880[a]	1,497,798
Covidien	42,800	1,926,428
Express Scripts	53,200[a]	2,377,508
Gilead Sciences	45,400[a]	1,858,222
Johnson & Johnson	41,700	2,734,686
Merck & Co.	64,800	2,442,960
Pfizer	185,700	4,018,548
Shire, ADR	18,100	1,880,590
Watson Pharmaceuticals	28,950[a]	1,746,843
		20,483,583
Industrial—10.4%
Caterpillar	29,040	2,631,024
Deere & Co.	26,800	2,072,980
Dover	40,700	2,362,635
Eaton	42,600	1,854,378
General Electric	104,830	1,877,505
Honeywell International	43,470	2,362,595
Union Pacific	18,700	1,981,078
United Technologies	34,670	2,534,030
		17,676,225

10

Common Stocks (continued)	Shares	Value ($)
Information Technology—18.8%
Accenture, Cl. A	45,570	2,425,691
Apple	20,820[a]	8,432,100
Baidu, ADR	10,730[a]	1,249,723
EMC	133,560[a]	2,876,882
International Business Machines	27,560	5,067,733
NXP Semiconductors	107,880[a]	1,658,116
QUALCOMM	41,850	2,289,195
Rovi	47,500[a]	1,167,550
Salesforce.com	20,880[a]	2,118,485
Teradata	61,510[a]	2,983,850
Texas Instruments	56,120	1,633,653
		31,902,978
Materials—3.5%
Air Products & Chemicals	27,900	2,376,801
Celanese, Ser. A	49,700	2,200,219
Freeport-McMoRan
Copper & Gold	35,880	1,320,025
		5,897,045
Telecommunication
Services—2.4%
AT&T	72,380	2,188,771
Verizon Communications	47,770	1,916,532
		4,105,303
Utilities—3.4%
CenterPoint Energy	88,800	1,783,992
Duke Energy	81,800	1,799,600
Sempra Energy	39,850	2,191,750
		5,775,342
Total Common Stocks
(cost $160,169,291)		168,334,032

The Fund	11

STATEMENT OF INVESTMENTS (continued)

Other Investment—.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $324,432)	324,432[b]	324,432

Total Investments (cost $160,493,723)	99.6%	168,658,464
Cash and Receivables (Net)	.4%	626,488
Net Assets	100.0%	169,284,952

ADR—American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	18.8	Consumer Discretionary	10.1
Financial	15.0	Materials	3.5
Energy	12.4	Utilities	3.4
Health Care	12.1	Telecommunication Services	2.4
Consumer Staples	11.3	Money Market Investment	.2
Industrial	10.4		99.6

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2011

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers		160,169,291	168,334,032
Affiliated issuers		324,432	324,432
Cash			53,405
Receivable for investment securities sold			691,487
Dividends receivable			255,982
Receivable for shares of Common Stock subscribed			25,825
Prepaid expenses			20,878
			169,706,041
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			116,074
Payable for shares of Common Stock redeemed			289,257
Accrued expenses			15,758
			421,089
Net Assets ($)			169,284,952
Composition of Net Assets ($):
Paid-in capital			224,396,587
Accumulated undistributed investment income—net			1,705,944
Accumulated net realized gain (loss) on investments			(64,982,320)
Accumulated net unrealized appreciation
(depreciation) on investments			8,164,741
Net Assets ($)			169,284,952

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	502,902	94,484	168,687,566
Shares Outstanding	51,362	9,479	16,436,584
Net Asset Value Per Share ($)	9.79	9.97	10.26

See notes to financial statements.

The Fund	13

STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Income ($):
Income:
Cash dividends (net of $13,574 foreign taxes withheld at source):
Unaffiliated issuers	3,195,909
Affiliated issuers	1,251
Income from securities lending—Note 1(b)	3,936
Total Income	3,201,096
Expenses:
Management fee—Note 3(a)	1,296,060
Professional fees	54,343
Registration fees	39,703
Directors’ fees and expenses—Note 3(d)	33,082
Shareholder servicing costs—Note 3(c)	32,771
Custodian fees—Note 3(c)	19,356
Prospectus and shareholders’ reports	12,963
Loan commitment fees—Note 2	2,797
Distribution fees—Note 3(b)	609
Interest expense—Note 2	174
Miscellaneous	19,043
Total Expenses	1,510,901
Less—reduction in expenses due to undertaking—Note 3(a)	(16,894)
Less—reduction in fees due to earnings credits—Note 3(c)	(53)
Net Expenses	1,493,954
Investment Income—Net	1,707,142
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	5,383,570
Net realized gain (loss) on options transactions	73,074
Net Realized Gain (Loss)	5,456,644
Net unrealized appreciation (depreciation) on investments	(16,000,796)
Net Realized and Unrealized Gain (Loss) on Investments	(10,544,152)
Net (Decrease) in Net Assets Resulting from Operations	(8,837,010)

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2011	2010
Operations ($):
Investment income—net	1,707,142	1,819,024
Net realized gain (loss) on investments	5,456,644	7,627,646
Net unrealized appreciation
(depreciation) on investments	(16,000,796)	17,565,021
Net Increase (Decrease) in Net Assets
Resulting from Operations	(8,837,010)	27,011,691
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(3,419)	(2,593)
Class C Shares	(146)	(465)
Class I Shares	(1,815,186)	(2,333,419)
Total Dividends	(1,818,751)	(2,336,477)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	420,892	136,510
Class C Shares	54,733	11,001
Class I Shares	30,946,354	27,234,744
Dividends reinvested:
Class A Shares	3,385	2,438
Class C Shares	89	383
Class I Shares	305,083	395,348
Cost of shares redeemed:
Class A Shares	(245,872)	(79,009)
Class C Shares	(8,491)	(165)
Class I Shares	(46,934,151)	(41,869,393)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(15,457,978)	(14,168,143)
Settlement payment from
unaffiliated third party†	—	137,539
Total Increase (Decrease) in Net Assets	(26,113,739)	10,644,610
Net Assets ($):
Beginning of Period	195,398,691	184,754,081
End of Period	169,284,952	195,398,691
Undistributed investment income—net	1,705,944	1,817,553

The Fund	15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended December 31,
	2011	2010
Capital Share Transactions:
Class A
Shares sold	39,669	15,127
Shares issued for dividends reinvested	311	258
Shares redeemed	(24,409)	(8,229)
Net Increase (Decrease) in Shares Outstanding	15,571	7,156
Class C
Shares sold	5,242	1,225
Shares issued for dividends reinvested	8	40
Shares redeemed	(908)	(17)
Net Increase (Decrease) in Shares Outstanding	4,342	1,248
Class I
Shares sold	2,892,236	2,742,614
Shares issued for dividends reinvested	26,809	40,219
Shares redeemed	(4,289,776)	(4,296,121)
Net Increase (Decrease) in Shares Outstanding	(1,370,731)	(1,513,288)

† See Note 5.
See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund’s Class A and Class I shares represents the financial highlights of the Class A and Institutional shares, respectively of the fund’s predecessor, BNY Hamilton Large Cap Equity Fund (“Hamilton Large Cap Equity Fund”), before the fund commenced operations as of the close of business on September 12, 2008, and represents the performance of the fund’s Class A and Class I shares thereafter. Before the fund commenced operations, all of the net assets of the Hamilton Large Cap Equity Fund were transferred to the fund in exchange for Class A and Class I shares of the fund in a tax-free reorganization.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s and the fund’s predecessor’s financial statements.

		Year Ended December 31,
Class A Shares†	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	10.45	9.14	7.16	14.61	14.42
Investment Operations:
Investment income—net[a]	.06	.03	.05	.12	.10
Net realized and unrealized
gain (loss) on investments	(.66)	1.35	1.93	(6.80)	1.48
Total from Investment Operations	(.60)	1.38	1.98	(6.68)	1.58
Distributions:
Dividends from investment income—net	(.06)	(.08)	—	(.09)	(.10)
Dividends from net realized
gain on investments	—	—	—	(.56)	(1.29)
Return of capital	—	—	—	(.12)	—
Total Distributions	(.06)	(.08)	—	(.77)	(1.39)
Settlement payment from
unaffiliated third party	—	.01	—	—	—
Net asset value, end of period	9.79	10.45	9.14	7.16	14.61
Total Return (%)[b]	(5.78)	15.23[c]	27.62	(47.50)	10.94
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.34	2.04	3.75	1.11	1.04
Ratio of net expenses
to average net assets	1.17	1.50	1.50	1.03	1.04
Ratio of net investment income
to average net assets	.56	.30	.61	.99	.69
Portfolio Turnover Rate	47.87	43.92	59.68	77	66
Net Assets, end of period ($ x 1,000)	503	374	262	170	27,391

† Represents information for Class A shares of the fund’s predecessor, BNY Hamilton Large Cap Equity Fund, through September 12, 2008.
a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c If settlement payment from unaffiliated third party was not made, total return would have been 15.12%.

See notes to financial statements.

The Fund	17

FINANCIAL HIGHLIGHTS (continued)

		Year Ended December 31,
Class C Shares	2011	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	10.68	9.40	7.38	11.05
Investment Operations:
Investment income (loss)—net[b]	(.03)	(.02)	(.00)[c]	.02
Net realized and unrealized
gain (loss) on investments	(.66)	1.39	2.02	(3.69)
Total from Investment Operations	(.69)	1.37	2.02	(3.67)
Distributions:
Dividends from investment income—net	(.02)	(.09)	—	—
Settlement payment from
unaffiliated third party	—	.00[c]	—	—
Net asset value, end of period	9.97	10.68	9.40	7.38
Total Return (%)[d]	(6.47)	14.69[e]	27.37	(33.21)[f]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.04	2.02	2.26	1.88[g]
Ratio of net expenses to average net assets	2.00	1.98	2.02	1.86[g]
Ratio of net investment income
(loss) to average net assets	(.24)	(.18)	(.02)	.85[g]
Portfolio Turnover Rate	47.87	43.92	59.68	77
Net Assets, end of period ($ x 1,000)	94	55	37	7

a From September 13, 2008 (commencement of initial offering) to December 31, 2008.
b Based on average shares outstanding at each month end.
c Amount represents less than $.01 per share.
d Exclusive of sales charge.
e The impact of the settlement payment from unaffiliated third party on total return amounted to less than .01%.
f Not annualized.
g Annualized.

See notes to financial statements.

18

		Year Ended December 31,
Class I Shares†	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	10.95	9.55	7.40	14.66	14.46
Investment Operations:
Investment income—net[a]	.10	.10	.11	.16	.14
Net realized and unrealized
gain (loss) on investments	(.69)	1.41	2.04	(6.63)	1.49
Total from Investment Operations	(.59)	1.51	2.15	(6.47)	1.63
Distributions:
Dividends from investment income—net	(.10)	(.12)	—	(.11)	(.14)
Dividends from net realized
gain on investments	—	—	—	(.56)	(1.29)
Return of capital	—	—	—	(.12)	—
Total Distributions	(.10)	(.12)	—	(.79)	(1.43)
Settlement payment from
unaffiliated third party	—	.01	—	—	—
Net asset value, end of period	10.26	10.95	9.55	7.40	14.66
Total Return (%)	(5.46)	16.09[b]	29.05	(45.91)	11.27
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.81	.80	.86	.80	.79
Ratio of net expenses
to average net assets	.81	.77	.78	.79	.79
Ratio of net investment income
to average net assets	.92	1.02	1.37	1.41	.94
Portfolio Turnover Rate	47.87	43.92	59.68	77	66
Net Assets, end of period ($ x 1,000)	168,688	194,970	184,456	204,051	401,002

† Represents information for Institutional shares of the fund’s predecessor, BNY Hamilton Large Cap Equity Fund, through September 12, 2008.
a Based on average shares outstanding at each month end.
b If settlement payment from unaffiliated third party was not made, total return would have been 15.99%.

See notes to financial statements.

The Fund	19

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Large Cap Equity Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund. The fund’s investment objective is to seek long-term capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 250 million shares of $.001 par value Common Stock.The fund currently offers three Classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized) and Class I (100 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”)

20

under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund	21

NOTES TO FINANCIAL STATEMENTS (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and

22

duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. These securities are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter are valued at the mean between the bid and asked price.These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	163,545,603	—	—	163,545,603
Equity Securities—
Foreign†	4,788,429	—	—	4,788,429
Mutual Funds	324,432	—	—	324,432
† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial

The Fund	23

NOTES TO FINANCIAL STATEMENTS (continued)

Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and

24

Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended December 31, 2011, The Bank of New York Mellon earned $1,687 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended December 31, 2011 were as follows:

Affiliated
Investment	Value				Value		Net
Company	12/31/2010	($)	Purchases ($)	Sales ($)	12/31/2011	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,448,000		29,215,649	30,339,217	324,432.2

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (continued)

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended December 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2011, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $1,705,944, accumulated capital losses $62,566,505 and unrealized appreciation $8,080,674. In addition, the fund had $2,331,748 of capital losses realized after October 31, 2011, which were deferred for tax purposes to the first day of the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

26

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2011. If not applied, the carryover expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2011 and December 31, 2010 were as follows: ordinary income $1,818,751 and $2,336,477, respectively.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended December 31, 2011, was approximately $12,600 with a related weighted average annualized interest rate of 1.38%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at an annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has contractually agreed from May 1, 2011 through May 1, 2012, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding taxes,

The Fund	27

NOTES TO FINANCIAL STATEMENTS (continued)

interest expense, brokerage commissions, commitment fees on borrowings, extraordinary expenses, shareholder services fees and 12b-1 fees) exceed 1.25% of the value of the average daily net assets of their class.

The Manager had contractually agreed, from January 1, 2011 through April 30, 2011, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of Class I shares (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .79% of the value of Class I shares average daily net assets.

In addition, the Manager had contractually agreed, from January 1, 2011 through April 30, 2011, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of Class A and Class C shares (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings, extraordinary expenses, shareholder services fees and Rule 12b-1 fees) do not exceed 1.25% of the value of Class A and Class C shares average daily net assets.

The reduction in expenses, pursuant to the undertakings, amounted to $16,894 during the period ended December 31, 2011.

During the period ended December 31, 2011, the Distributor retained $877 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended December 31, 2011, Class C shares were charged $609 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and provid-

28

ing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended December 31, 2011, Class A and Class C shares were charged $1,363 and $203, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended December 31, 2011, the fund was charged $17,745 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended December 31, 2011, the fund was charged $1,763 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $53.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended December 31, 2011, the fund was charged $19,356 pursuant to the custody agreement.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended December 31, 2011, the fund was charged $6,402 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $101,039, Rule 12b-1 distribution plan fees $60, shareholder services plan fees $126, custodian fees $8,322, chief compliance officer fees $5,295 and transfer agency per account fees $1,232.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and options transactions, during the period ended December 31, 2011, amounted to $88,670,568 and $102,605,265, respectively.

Options: The fund purchases and writes (sells) put and call options to hedge against changes in the values of equities, or as a substitute for an investment.The fund is subject to market risk in the course of pursuing its investment objectives through its investments in options contracts.A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying finan-

30

cial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

The following summarizes the fund’s call/put options written during the period ended December 31, 2011:

			Options Terminated
	Number of	Premiums		Net Realized
Options Written:	Contracts	Received ($)	Cost ($)	Gain ($)
Contracts outstanding
December 31, 2010	—	—
Contracts written	691	106,737
Contracts terminated:
Contracts closed	691	106,737	33,663	73,074
Contracts Outstanding
December 31, 2011	—	—

The Fund	31

NOTES TO FINANCIAL STATEMENTS (continued)

The following summarizes the average market value of derivatives outstanding during the period ended December 31, 2011:

Average Market Value ($)
Equity options contracts	16,219

At December 31, 2011, the cost of investments for federal income tax purposes was $160,577,790; accordingly, accumulated net unrealized appreciation on investments was $8,080,674, consisting of $20,269,264 gross unrealized appreciation and $12,188,590 gross unrealized depreciation.

NOTE 5—Other:

During the period ended December 31, 2010, the fund received a regulatory settlement payment of $137,539 from an unaffiliated third party which is included in the Statement of Changes in Net Assets.

32

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Large Cap Equity Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Large Cap Equity Fund (one of the series comprising Dreyfus Premier Investment Funds, Inc.) as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.The financial highlights for the year ended December 31, 2007 were audited by other auditors whose report dated February 28, 2008, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Large Cap Equity Fund at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 28, 2012

The Fund	33

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates 100% of the ordinary dividends paid during the fiscal year ended December 31, 2011 as qualifying for the corporate dividends received deduction. For the fiscal year ended December 31, 2011, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $1,818,751 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2012 of the percentage applicable to the preparation of their 2011 income tax returns.

34

PROXY RESULTS (Unaudited)

The Company held a special meeting of shareholders on May 31, 2011.The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For		Authority Withheld
To elect Board Members:
Joseph S. DiMartino†	119,515,411		644,860
Philip L. Toia†	119,502,800		657,471
Robin A. Melvin†	119,566,042		594,229

† Each new Board member’s term commenced on May 31, 2011.
In addition Gordon J. Davis, Esq., David P. Feldman and Lynn Martin continue as Board members of the Company.

The Fund	35

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on July 12, 2011, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

36

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of December 31, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for the one- and two-year periods but below the Performance Group and Performance Universe medians for the various other periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was below the Expense Group and Expense Universe medians and the fund’s total expense ratio was above the Expense Group and Expense Universe medians.

The Fund	37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until May 1, 2012, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.25% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

38

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s improved performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund	39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

40

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (68)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 164
———————
Gordon J. Davis (70)
Board Member (1993)
Principal Occupation During Past 5Years:
• Partner in the law firm of Dewey & LeBoeuf LLP
Other Public Company Board Memberships During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-present)
• The Phoenix Companies Inc., a life insurance company, Director (2000-present)
No. of Portfolios for which Board Member Serves: 42
———————
David P. Feldman (72)
Board Member (1991)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• BBH Mutual Funds Group (4 registered mutual funds), Director (1992-present)
• QMed Inc., a healthcare company, Director (1999-2007)
No. of Portfolios for which Board Member Serves: 49

The Fund	41

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Lynn Martin (72)
Board Member (1994)
Principal Occupation During Past 5Years:
• President of The Martin Hall Group LLC, a human resources consulting firm, from January
2005-present
• Advisor to the international accounting firm of Deloitte & Touche, LLP and Chair to its
Council for the Advancement of Women from March 1993-September 2005
Other Public Company Board Memberships During Past 5Years:
• AT&T Inc., a telecommunications company, Director (1999-present)
• Ryder System, Inc., a supply chain and transportation management company, Director (1993-present)
• The Proctor & Gamble Co., a consumer products company, Director (1994-present)
• Constellation Energy Group Inc., Director (2003-present)
No. of Portfolios for which Board Member Serves: 14
———————
Robin A. Melvin (48)
Board Member (2011)
Principal Occupation During Past 5Years:
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances
(1995-present)
No. of Portfolios for which Board Member Serves: 52
———————
Philip L. Toia (78)
Board Member (1997)
Principal Occupation During Past 5Years:
• Private Investor
No. of Portfolios for which Board Member Serves: 24
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Daniel Rose, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

42

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 75 investment companies (comprised of 163 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since February 1988.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 38 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since February 2001.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since May 1986.

The Fund	43

OFFICERS OF THE FUND (Unaudited) (continued)

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since August 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (76 investment companies, comprised of 189 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 54 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

STEPHEN J. STOREN, Anti-Money Laundering Compliance Officer since May 2011.

Chief Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 72 investment companies (comprised of 185 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Distributor since October 1999.

44

For More Information

Telephone Call your financial representative or 1-800-DREYFUS
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Large Cap Growth Fund

ANNUAL REPORT December 31, 2011

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
20	Notes to Financial Statements
34	Report of Independent Registered Public Accounting Firm
35	Important Tax Information
36	Proxy Results
37	Information About the Renewal of the Fund’s Management Agreement
42	Board Members Information
44	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Large Cap Growth Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this annual report for Dreyfus Large Cap Growth Fund, covering the 12-month period from January 1, 2011, through December 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The generally mild returns produced by the U.S. stock market in 2011 belie the pronounced volatility affecting equities over much of the year. Day-to-day market movements were often tumultuous, driven by macroeconomic developments ranging from catastrophic natural disasters in Japan to an unprecedented downgrade of long-term U.S. debt securities and the resurgence of a sovereign debt crisis in Europe. Still, U.S. corporations achieved record-setting profits, on average, even as market valuations dropped below historical norms.A fundamentals-based investment approach proved relatively ineffective in a market fueled mainly by emotion, causing most active portfolio managers to lag market averages.

We are hopeful that equity investors will adopt a more rational perspective in 2012. Our economic forecast calls for a mild acceleration of the U.S. recovery as the domestic banking system regains strength, credit conditions loosen and housing markets begin a long-awaited convalescence. Of course, we encourage you to talk with your financial adviser to help ensure that your investment objectives are properly aligned with your risk tolerance in pursuing potential market opportunities in 2012.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
January 17, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2011, through December 31, 2011, as provided by Irene D. O’Neill, Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended December 31, 2011, Dreyfus Large Cap Growth Fund’s Class A shares produced a total return of –4.73%, Class C shares returned –5.56% and Class I shares returned –4.23%.1 In comparison, the Russell 1000 Growth Index (the “Index”), the fund’s benchmark, achieved a total return of 2.64%.2

Macroeconomic disappointments weighed on equity markets during much of 2011, but rallies in the first and fourth quarters helped the Index end the year in positive territory. The fund produced lower returns than its benchmark, mainly due to its emphasis on growth stocks that had fallen out of favor with investors.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation.To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies with market capitalizations of $5 billion or more at the time of purchase.

The fund invests primarily in large, established companies that we believe have proven track records and the potential for superior relative earnings growth.The investment process begins with a “top-down” assessment of broad economic, political and social trends and their implications for different market and industry sectors. Fundamental research is used to identify companies with the potential for accelerating earnings and revenue growth, favorable market positions, improving operating efficiencies, and/or increasing earnings per share.

Global Developments Roiled Equity Markets

Improved U.S. economic data supported stock prices at the start of 2011, but political unrest in North Africa/Middle East and natural and nuclear disasters in Japan soon interrupted the rally. Nonetheless, investors continued to look forward to better business conditions, and stocks rebounded by the end of the first quarter.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Investor’s hopes for a more robust recovery were dashed in late April, when Greece appeared headed for default on its sovereign debt and the crisis spread to other European nations. In addition, U.S. economic data proved disappointing, and investors reacted cautiously to a contentious political debate regarding U.S. government spending and borrowing. Consequently, newly risk-averse investors shifted their focus to traditionally defensive industries and companies. Market volatility was particularly severe in August and September, after a major credit-rating agency downgraded its assessment of long-term U.S. government debt. The market rebounded from October through December when U.S. economic data improved and European policymakers made some progress in addressing the region’s problems.

Focus on Out-of-Favor Stocks Dampened Performance

Our investment process seeks to identify fast-growing companies that are underappreciated by investors.While we found a number of stocks meeting our investment criteria, investors remained focused on slower-growing, highly familiar companies in the uncertain market environment. Consequently, our investment approach proved relatively ineffective in 2011.

Shortfalls were particularly severe in the information technology sector, where we focused on companies in the vanguard of new technological trends, such as “cloud computing” and mobile devices. Holdings such as Salesforce.com,RiverbedTechnology and NXP Semiconductors mostly met earnings expectations, but their valuations fell when investors flocked to traditional safe havens. In addition, revenue guidance for television programming guides provider Rovi fell short of forecasts, and the stock slid despite the company’s favorable long-term prospects. Among consumer discretionary companies, cruise operator Carnival was punished for its exposure to struggling European markets, and retailer Target reported disappointing earnings.The fund also did not own some of the sector’s better performers, such as McDonald’s, Starbucks and several specialty retailers.

In the energy sector, Forest Exploration was hurt by lower-than-expected production growth, and Newfield Exploration encountered higher costs related to a shift from natural gas to oil production.The fund focused on oil field service providers such as Baker Hughes and Halliburton, which lagged ExxonMobil and other integrated energy producers. Among health care companies, drug developer Hospira was hurt by problems at a manufacturing facility, and biotechnology firm Celgene reported unanticipated adverse events from a clinical trial for the company’s major drug.

The fund achieved better results in the industrials sector, where railroad Union Pacific benefited from its domestic focus and expectations of contract renewals at higher prices. Aircraft maker Boeing gained value with the initial deliveries of its long-awaited 787 Dreamliner. Lack of exposure to struggling airlines also helped the fund outperform sector averages. The fund scored success in the telecommunications services sector, where the high dividend yield of Verizon Communications attracted investor interest.

Finding Opportunities in a Sluggish Economy

We believe that our investment process will return to effectiveness as investors shift attention back to business fundamentals. We have remained focused on companies that we believe can grow organically through new products and markets in a slow-growth economy. Should the U.S. and global economies gain momentum, we may increase the fund’s exposure to more economically sensitive businesses and those with a presence in the emerging markets.

January 17, 2012

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on the redemption of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results.
Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through May 1,
2012, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Index return does not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund	5

FUND PERFORMANCE

† Source: Lipper Inc.
†† The total return figures presented for Class C shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 9/13/08 (the inception date for Class C shares), adjusted to reflect the applicable sales load for each share class.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in each of the Class A, Class C and Class I shares of Dreyfus
Large Cap Growth Fund on 12/31/01 to a $10,000 investment made in the Russell 1000 Growth Index (the
“Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The Index is an unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the
Financial Highlights section of the prospectus and elsewhere in this report.

Average Annual Total Returns as of 12/31/11

Inception
	Date	1Year	5 Years	10 Years
Class A shares
with maximum sales charge (5.75%)	12/31/86	–10.24%	–0.85%	–0.15%
without sales charge	12/31/86	–4.73%	0.35%	0.45%
Class C shares
with applicable redemption charge †	9/13/08	–6.51%	0.08%††	0.31%††
without redemption	9/13/08	–5.56%	0.08%††	0.31%††
Class I shares	4/1/97	–4.23%	0.73%	0.76%
Russell 1000 Growth Index		2.64%	2.50%	2.60%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	The total return performance figures presented for Class C shares of the fund reflect the performance of the fund’s
Class A shares for the period prior to 9/13/08 (the inception date for Class C shares), adjusted to reflect the applicable sales load for each share class.

The Fund	7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Large Cap Growth Fund from July 1, 2011 to December 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†	$7.16	$10.72	$5.11
Ending value (after expenses)	$894.10	$889.60	$896.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†	$7.63	$11.42	$5.45
Ending value (after expenses)	$1,017.64	$1,013.86	$1,019.81

† Expenses are equal to the fund’s annualized expense ratio of 1.50% for Class A, 2.25% for Class C and 1.07%
for Class I, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
December 31, 2011

Common Stocks—99.7%	Shares	Value ($)
Consumer Discretionary—14.3%
Amazon.com	3,120[a]	540,072
Arcos Dorados Holdings, Cl. A	21,690	445,296
Carnival	13,860	452,390
Colgate-Palmolive	5,150	475,808
International Game Technology	28,210	485,212
Johnson Controls	14,660	458,272
Kohl’s	5,450	268,957
Las Vegas Sands	15,160[a]	647,787
Viacom, Cl. B	10,880	494,061
Walt Disney	18,180	681,750
Yum! Brands	10,860	640,849
		5,590,454
Consumer Staples—11.2%
Coca-Cola	16,660	1,165,700
Costco Wholesale	5,500	458,260
Energizer Holdings	5,660[a]	438,537
Kellogg	12,570	635,665
Mead Johnson Nutrition	8,200	563,586
Philip Morris International	6,640	521,107
Procter & Gamble	9,340	623,071
		4,405,926
Energy—11.3%
Baker Hughes	9,600	466,944
Cabot Oil & Gas	6,900	523,710
Exxon Mobil	14,590	1,236,648
Halliburton	14,900	514,199
Newfield Exploration	13,450[a]	507,468
QEP Resources	11,000	322,300
Schlumberger	5,910	403,712
Valero Energy	22,570	475,099
		4,450,080

The Fund	9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Financial—4.2%
Citigroup	12,900	339,399
Digital Realty Trust	6,800[b,c]	453,356
Invesco	21,328	428,480
Validus Holdings	13,000	409,500
		1,630,735
Health Care—10.2%
Agilent Technologies	13,100[a]	457,583
Allscripts Healthcare Solutions	18,500[a]	350,390
Amylin Pharmaceuticals	40,900[a]	465,442
ARIAD Pharmaceuticals	49,100[a]	601,475
Edwards Lifesciences	5,990[a]	423,493
Express Scripts	11,500[a]	513,935
Gilead Sciences	15,500[a]	634,415
Shire, ADR	5,250	545,475
		3,992,208
Industrial—12.5%
Boeing	8,700	638,145
Caterpillar	9,260	838,956
Dover	11,900	690,795
Honeywell International	15,370	835,359
Parker Hannifin	8,790	670,238
Union Pacific	6,180	654,709
United Technologies	8,090	591,298
		4,919,500
Information Technology—28.2%
Accenture, Cl. A	12,200	649,406
Apple	6,770[a]	2,741,850
ARM Holdings, ADR	22,160	613,167

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Baidu, ADR	3,000[a]	349,410
Broadcom, Cl. A	15,860[a]	465,650
Google, Cl. A	1,480[a]	955,932
International Business Machines	10,220	1,879,254
NXP Semiconductors	30,490[a]	468,631
QUALCOMM	11,350	620,845
Red Hat	6,700[a]	276,643
Rovi	11,950[a]	293,731
Salesforce.com	5,930[a,b]	601,658
Teradata	12,520[a]	607,345
VMware, Cl. A	6,520[a]	542,399
		11,065,921
Materials—4.7%
Celanese, Ser. A	12,400	548,948
Cliffs Natural Resources	10,870	677,744
Praxair	5,660	605,054
		1,831,746
Telecommunication
Services—3.1%
Verizon Communications	30,180	1,210,822
Total Common Stocks
(cost $36,023,646)		39,097,392

Other Investment—.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $215,371)	215,371[d]	215,371

The Fund	11

STATEMENT OF INVESTMENTS (continued)

Investment of Cash Collateral
for Securities Loaned—2.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $975,602)	975,602[d]	975,602
Total Investments (cost $37,214,619)	102.7%	40,288,365
Liabilities, Less Cash and Receivables	(2.7%)	(1,053,631)
Net Assets	100.0%	39,234,734

ADR—American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan.At December 31, 2011, the value of the fund’s securities on loan was $949,512 and the value of the collateral held by the fund was $975,602.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	28.2	Materials	4.7
Consumer Discretionary	14.3	Financial	4.2
Industrial	12.5	Telecommunication Services	3.1
Energy	11.3	Money Market Investments	3.0
Consumer Staples	11.2
Health Care	10.2		102.7

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2011

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $949,512)—Note 1(b):
Unaffiliated issuers		36,023,646	39,097,392
Affiliated issuers		1,190,973	1,190,973
Cash			675
Dividends and securities lending income receivable			39,844
Receivable for shares of Common Stock subscribed			35
Prepaid expenses			16,539
			40,345,458
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			41,000
Liability for securities on loan—Note 1(b)			975,602
Payable for shares of Common Stock redeemed			75,000
Accrued expenses			19,122
			1,110,724
Net Assets ($)			39,234,734
Composition of Net Assets ($):
Paid-in capital			40,324,408
Accumulated undistributed investment income—net			112,408
Accumulated net realized gain (loss) on investments			(4,275,828)
Accumulated net unrealized appreciation
(depreciation) on investments			3,073,746
Net Assets ($)			39,234,734

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	669,558	209,437	38,355,739
Shares Outstanding	102,996	32,455	5,779,658
Net Asset Value Per Share ($)	6.50	6.45	6.64

See notes to financial statements.

The Fund	13

STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Income ($):
Income:
Cash dividends (net of $277 foreign taxes withheld at source):
Unaffiliated issuers	594,648
Affiliated issuers	303
Income from securities lending—Note 1(b)	2,082
Total Income	597,033
Expenses:
Management fee—Note 3(a)	347,559
Registration fees	39,795
Auditing fees	39,283
Custodian fees—Note 3(c)	16,194
Prospectus and shareholders’ reports	14,639
Shareholder servicing costs—Note 3(c)	13,182
Directors’ fees and expenses—Note 3(d)	9,045
Legal fees	3,745
Loan commitment fees—Note 2	781
Distribution fees—Note 3(b)	776
Interest expense—Note 2	82
Miscellaneous	14,751
Total Expenses	499,832
Less—reduction in expenses due to undertaking—Note 3(a)	(15,742)
Less—reduction in fees due to earnings credits—Note 3(c)	(29)
Net Expenses	484,061
Investment Income—Net	112,972
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	5,168,919
Net realized gain (loss) on options transactions	24,047
Net Realized Gain (Loss)	5,192,966
Net unrealized appreciation (depreciation) on investments	(6,862,066)
Net Realized and Unrealized Gain (Loss) on Investments	(1,669,100)
Net (Decrease) in Net Assets Resulting from Operations	(1,556,128)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2011	2010
Operations ($):
Investment income—net	112,972	307,250
Net realized gain (loss) on investments	5,192,966	11,437,550
Net unrealized appreciation
(depreciation) on investments	(6,862,066)	(1,796,783)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,556,128)	9,948,017
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(1,801)	(1,212)
Class C Shares	—	(98)
Class I Shares	(304,502)	(599,892)
Total Dividends	(306,303)	(601,202)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	674,061	182,053
Class C Shares	195,628	27,473
Class I Shares	1,801,381	5,967,597
Dividends reinvested:
Class A Shares	1,793	1,130
Class C Shares	—	89
Class I Shares	93,460	165,638
Cost of shares redeemed:
Class A Shares	(446,636)	(47,463)
Class C Shares	(33,699)	(61,817)
Class I Shares	(17,798,963)	(51,264,910)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(15,512,975)	(45,030,210)
Settlement payment from
unaffiliated third party†	—	129,204
Total Increase (Decrease) in Net Assets	(17,375,406)	(35,554,191)
Net Assets ($):
Beginning of Period	56,610,140	92,164,331
End of Period	39,234,734	56,610,140
Undistributed investment income—net	112,408	305,739

The Fund	15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended December 31,
	2011	2010
Capital Share Transactions:
Class A
Shares sold	99,733	30,017
Shares issued for dividends reinvested	249	184
Shares redeemed	(66,474)	(7,624)
Net Increase (Decrease) in Shares Outstanding	33,508	22,577
Class C
Shares sold	29,901	4,399
Shares issued for dividends reinvested	—	14
Shares redeemed	(5,112)	(10,656)
Net Increase (Decrease) in Shares Outstanding	24,789	(6,243)
Class I
Shares sold	252,699	976,707
Shares issued for dividends reinvested	12,785	26,544
Shares redeemed	(2,530,525)	(8,176,874)
Net Increase (Decrease) in Shares Outstanding	(2,265,041)	(7,173,623)

† See Note 5.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund’s Class A and Class I shares represents the financial highlights of the Class A and Institutional shares, repectively, of the fund’s predecessor, BNY Hamilton Large Cap Growth Fund (“Hamilton Large Cap Growth Fund”), before the fund commenced operations as of the close of business on September 12, 2008, and represents the performance of the fund’s Class A and Class I shares thereafter. Before the fund commenced operations, all of the net assets of the Hamilton Large Cap Growth Fund were transferred to the fund in exchange for Class A and Class I shares of the fund in a tax-free reorganization.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s and the fund’s predecessor’s financial statements.

		Year Ended December 31,
Class A Shares†	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	6.84	5.94	4.40	8.10	7.64
Investment Operations:
Investment income (loss)—net[a]	(.02)	(.01)	.01	.02	.01
Net realized and unrealized
gain (loss) on investments	(.30)	.92	1.53	(3.28)	1.35
Total from Investment Operations	(.32)	.91	1.54	(3.26)	1.36
Distributions:
Dividends from investment income—net	(.02)	(.02)	—	(.01)	(.01)
Dividends from net realized
gain on investments	—	—	—	(.35)	(.89)
Return of capital	—	—	—	(.08)	—
Total Distributions	(.02)	(.02)	—	(.44)	(.90)
Settlement payment from
unaffiliated third party	—	.01	—	—	—
Net asset value, end of period	6.50	6.84	5.94	4.40	8.10
Total Return (%)[b]	(4.73)	15.60[c]	35.00	(41.90)	17.79
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.47	1.66	2.37	1.10	1.10
Ratio of net expenses
to average net assets	1.47	1.51	1.47	1.10	1.10
Ratio of net investment income
(loss) to average net assets	(.24)	(.13)	.12	.20	.10
Portfolio Turnover Rate	58.58	63.42	82.53	78	52
Net Assets, end of period ($ x 1,000)	670	475	279	7	4,127

† Represents information for Class A shares of the fund’s predecessor, Hamilton Large Cap Growth Fund, through
September 12, 2008.
a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c If settlement payment from unaffiliated third party was not made, total return would have been 15.43%.

See notes to financial statements.

The Fund	17

FINANCIAL HIGHLIGHTS (continued)

		Year Ended December 31,
Class C Shares	2011	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	6.83	5.95	4.43	6.42
Investment Operations:
Investment income (loss)—net[b]	(.07)	(.05)	(.03)	.00[c]
Net realized and unrealized
gain (loss) on investments	(.31)	.93	1.55	(1.99)
Total from Investment Operations	(.38)	.88	1.52	(1.99)
Distributions:
Dividends from investment income—net	—	(.01)	—	—
Settlement payment from
unaffiliated third party	—	.01	—	—
Net asset value, end of period	6.45	6.83	5.95	4.43
Total Return (%)[d]	(5.56)	15.10[e]	34.09	(31.00)[f]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.42	2.16	2.06	2.01[g]
Ratio of net expenses to average net assets	2.25	2.16	2.06	1.91[g]
Ratio of net investment income
(loss) to average net assets	(1.02)	(.81)	(.48)	.04[g]
Portfolio Turnover Rate	58.58	63.42	82.53	78
Net Assets, end of period ($ x 1,000)	209	52	83	12

a From September 13, 2008 (commencement of initial offering) to December 31, 2008.
b Based on average shares outstanding at each month end.
c Amount represents less than $.01 per share.
d Exclusive of sales charge.
e If settlement payment from unaffiliated third party was not made, total return would have been 14.76%.
f Not annualized.
g Annualized.

See notes to financial statements.

		Year Ended December 31,
Class I Shares†	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	6.97	6.03	4.44	8.20	7.72
Investment Operations:
Investment income—net[a]	.02	.03	.04	.04	.03
Net realized and unrealized
gain (loss) on investments	(.31)	.94	1.55	(3.34)	1.37
Total from Investment Operations	(.29)	.97	1.59	(3.30)	1.40
Distributions:
Dividends from investment income—net	(.04)	(.04)	—	(.03)	(.03)
Dividends from net realized
gain on investments	—	—	—	(.35)	(.89)
Return of capital	—	—	—	(.08)	—
Total Distributions	(.04)	(.04)	—	(.46)	(.92)
Settlement payment from
unaffiliated third party	—	.01	—	—	—
Net asset value, end of period	6.64	6.97	6.03	4.44	8.20
Total Return (%)	(4.23)	16.34[b]	35.81	(42.03)	18.18
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.00	.92	.88	.86	.85
Ratio of net expenses
to average net assets	.97	.88	.87	.84	.85
Ratio of net investment income
to average net assets	.24	.47	.75	.61	.34
Portfolio Turnover Rate	58.58	63.42	82.53	78	52
Net Assets, end of period ($ x 1,000)	38,356	56,083	91,803	75,292	138,729

† Represents information for Institutional shares of the fund’s predecessor, Hamilton Large Cap Growth Fund through
September 12, 2008.
a Based on average shares outstanding at each month end.
b If settlement payment from unaffiliated third party was not made, total return would have been 16.18%.

See notes to financial statements.

The Fund	19

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Large Cap Growth Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund. The fund’s investment objective seeks to provide long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 250 million shares of $.001 par value Common Stock. The fund currently offers three Classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized) and Class I (100 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. These securities are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter are

The Fund	23

NOTES TO FINANCIAL STATEMENTS (continued)

valued at the mean between the bid and asked price.These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	36,265,913	—	—	36,265,913
Equity Securities—
Foreign†	2,831,479	—	—	2,831,479
Mutual Funds	1,190,973	—	—	1,190,973
† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended December 31, 2011, The Bank of New York Mellon earned $892 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (continued)

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended December 31, 2011 were as follows:

Affiliated
Investment	Value				Value		Net
Company	12/31/2010	($)	Purchases ($)	Sales ($)	12/31/2011	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	658,000		9,304,860	9,747,489	215,371.5
Dreyfus
Institutional
Cash
Advantage
Fund	1,569,094		17,422,246	18,015,738	975,602		2.5
Total	2,227,094		26,727,106	27,763,227	1,190,973		3.0

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended December 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2011, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $112,408, accumulated capital losses $3,988,961 and unrealized appreciation $3,048,767. In addition, the fund had $261,888 of capital losses realized after October 31, 2011, which were deferred for tax purposes to the first day of the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2011. If not applied, the carryover expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2011 and December 31, 2010 were as follows: ordinary income $306,303 and $601,202, respectively.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended December 31, 2011 was approximately $6,000, with a related weighted average annualized interest rate of 1.36%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at an annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has agreed, from May 1, 2011 until May 1, 2012, to waive receipt of its fee and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings, shareholder services fees, Rule 12b-1 fees and extraordinary expenses) exceed 1.25% of the value of the fund’s average daily net assets.

The Manager had contractually agreed, from January 1, 2011 through April 30, 2011, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of Class I shares (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) did not exceed .87% of the value of Class I shares’ average daily net assets.

In addition, the Manager had agreed, from January 1, 2011 through April 30, 2011, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of Class A and Class C shares (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings, shareholder services fees, Rule 12b-1 fees and extraordinary expenses) did not exceed 1.25% of the value of Class A and Class C shares’ average daily net assets.

The reduction in expenses, pursuant to the undertakings, amounted to $15,742 during the period ended December 31, 2011.

During the period ended December 31, 2011, the Distributor retained $413 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended December 31, 2011, Class C shares were charged $776 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended December 31, 2011, Class A and Class C shares were charged $1,730 and $259, respectively, pursuant to the Shareholder Services Plan.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended December 31, 2011, the fund was charged $6,492 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended December 31, 2011, the fund was charged $973 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $29.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended December 31, 2011, the fund was charged $16,194 pursuant to the custody agreement.

During the period ended December 31, 2011, the fund was charged $6,402 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $26,845, Rule 12b-1 distribution plan fees $94, shareholder services plan fees $174, custodian fees $7,514, chief compliance officer fees $5,295 and transfer agency per account fees $1,078.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and options transactions, during the period ended December 31, 2011, amounted to $29,103,324 and $44,327,880, respectively.

Options: The fund purchases and writes (sells) put and call options to hedge against changes in the values of equities or as a substitute for an investment.The fund is subject to market risk in the course of pursuing its investment objectives through its investments in options contracts.A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the

The Fund	31

NOTES TO FINANCIAL STATEMENTS (continued)

financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

The following summarizes the fund’s call/put options written during the period ended December 31, 2011:

			Options Terminated
	Number of	Premiums		Net Realized
Options Written:	Contracts	Received ($)	Cost ($)	Gain ($)
Contracts outstanding
December 31, 2010	—	—
Contracts written	227	34,826
Contracts terminated:
Contracts closed	227	34,826	10,779	24,047
Contracts outstanding
December 31, 2011	—	—

The following summarizes the average market value of derivatives outstanding during the period ended December 31, 2011:

Average Market Value ($)
Equity options contracts	5,595

At December 31, 2011, the cost of investments for federal income tax purposes was $37,239,598; accordingly, accumulated net unrealized appreciation on investments was $3,048,767, consisting of $5,919,426 gross unrealized appreciation and $2,870,659 gross unrealized depreciation.

NOTE 5—Other:

During the period ended December 31, 2010, the fund received a regulatory settlement payment of $129,204 from an unaffiliated third party which is included in the Statement of Changes in Net Assets.

The Fund	33

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Large Cap Growth Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Large Cap Growth Fund (one of the series comprising Dreyfus Premier Investment Funds, Inc.) as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the four years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.The financial highlights for the year ended December 31, 2007 were audited by other auditors whose report dated February 28, 2008, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Large Cap Growth Fund at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 28, 2012

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates 100% of the ordinary dividends paid during the fiscal year ended December 31, 2011 as qualifying for the corporate dividends received deduction. For the fiscal year ended December 31, 2011, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $306,303 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2012 of the percentage applicable to the preparation of their 2011 income tax returns.

The Fund	35

PROXY RESULTS (Unaudited)

The Company held a special meeting of shareholders on May 31, 2011.The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For		Authority Withheld
To elect Board Members:
Joseph S. DiMartino†	119,515,411		644,860
Philip L. Toia†	119,502,800		657,471
Robin A. Melvin†	119,566,042		594,229

† Each new Board member’s term commenced on May 31, 2011.
In addition Gordon J. Davis, Esq., David P. Feldman and Lynn Martin continue as Board members of the Company.

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on July 12, 2011, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

The Fund	37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of December 31, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above or at the Performance Group medians for five of the six periods and was variously above and below the Performance Universe medians for all periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was below the Expense Group and the Expense Universe medians and the fund’s total expenses were above the Expense Group and the Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until May 1, 2012, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, acquired fund fees and extraordinary expenses) do not exceed 1.25% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the prof-

The Fund	39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

itability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	41

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (68)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 164
———————
Gordon J. Davis (70)
Board Member (1993)
Principal Occupation During Past 5Years:
• Partner in the law firm of Dewey & LeBoeuf LLP
Other Public Company Board Memberships During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-present)
• The Phoenix Companies Inc., a life insurance company, Director (2000-present)
No. of Portfolios for which Board Member Serves: 42
———————
David P. Feldman (72)
Board Member (1991)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• BBH Mutual Funds Group (4 registered mutual funds), Director (1992-present)
• QMed Inc., a healthcare company, Director (1999-2007)
No. of Portfolios for which Board Member Serves: 49

Lynn Martin (72)
Board Member (1994)
Principal Occupation During Past 5Years:
• President of The Martin Hall Group LLC, a human resources consulting firm, from January
2005-present
• Advisor to the international accounting firm of Deloitte & Touche, LLP and Chair to its
Council for the Advancement of Women from March 1993-September 2005
Other Public Company Board Memberships During Past 5Years:
• AT&T Inc., a telecommunications company, Director (1999-present)
• Ryder System, Inc., a supply chain and transportation management company, Director (1993-present)
• The Proctor & Gamble Co., a consumer products company, Director (1994-present)
• Constellation Energy Group Inc., Director (2003-present)
No. of Portfolios for which Board Member Serves: 14
———————
Robin A. Melvin (48)
Board Member (2011)
Principal Occupation During Past 5Years:
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances
(1995-present)
No. of Portfolios for which Board Member Serves: 52
———————
Philip L. Toia (78)
Board Member (1997)
Principal Occupation During Past 5Years:
• Private Investor
No. of Portfolios for which Board Member Serves: 24
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Daniel Rose, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

The Fund	43

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 75 investment companies (comprised of 163 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since February 1988.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 38 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since February 2001.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since December 2002.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (76 investment companies, comprised of 189 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 54 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

STEPHEN J. STOREN, Anti-Money Laundering Compliance Officer since May 2011.

Chief Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 72 investment companies (comprised of 185 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Distributor since October 1999.

The Fund	45

For More Information

Telephone Call your financial representative or 1-800-DREYFUS
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   David P. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $111,384 in 2010 and $101,544 in 2011.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $      21,528 in 2010 and $36,000 in 2011. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $  0 in 2010 and $0 in 2011.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $            12,226 in 2010 and $19,368 in 2011. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $           0 in 2010 and $0 in 2011.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $    161 in 2010 and $147 in 2011. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2010 and $0 in 2011.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $39,552,052 in 2010 and $20,226,638           in 2011.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management            Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and             Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	February 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	February 23, 2012

By: /s/James Windels
James Windels, Treasurer
Date:	February 23, 2012

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)